LEASES (Details) - USD ($)	Apr. 30, 2021	Jan. 31, 2021		Jan. 31, 2020
Assets
Operating Lease Assets	$ 319,698	$ 344,413	[1]	$ 483,193
Current
Current Operating Lease Liability	99,937	90,286	[1]	101,984
Noncurrent
Noncurrent Operating Lease Liabilities	211,195	244,049	[1]	365,085
Total lease liabilities	$ 311,132	$ 334,335		$ 467,069

[1]	Derived from audited information